United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Six months ended 04/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2019
Share Class | Ticker	Institutional | FIHBX	R6 | FIHLX

Federated Institutional High Yield Bond Fund
Fund Established 2002

A Portfolio of Federated Institutional Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Institutional High Yield Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2018 through April 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2019, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	10.8%
Technology	8.4%
Cable Satellite	8.2%
Packaging	5.7%
Independent Energy	5.4%
Midstream	5.5%
Media Entertainment	4.7%
Pharmaceuticals	4.0%
Wireless Communications	3.8%
Other[3]	35.4%
High Yield Bond Portfolio	3.8%
Cash Equivalents[4]	3.6%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2019 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.9%
	Aerospace/Defense—1.3%
$5,225,000	TransDigm UK Holdings PLC, Sr. Sub., 144A, 6.875%, 5/15/2026	$5,264,187
19,425,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	20,274,844
4,750,000	TransDigm, Inc., Sr. Sub. Note, 144A, 7.500%, 3/15/2027	4,910,313
5,450,000	TransDigm, Inc., Sr. Sub. Note, 6.000%, 7/15/2022	5,538,562
11,975,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	12,049,844
15,400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	15,659,875
18,775,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	19,033,156
	TOTAL	82,730,781
	Automotive—2.6%
26,950,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	22,031,625
4,070,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,176,268
2,000,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	2,010,000
20,575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	20,802,559
525,000	BCD Acquisition, Inc., 144A, 9.625%, 9/15/2023	560,438
12,950,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	13,613,688
12,700,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	13,017,500
9,475,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	9,036,781
8,700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	8,490,047
1,500,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	1,526,175
11,875,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	12,171,875
3,500,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	3,662,050
33,850,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	35,034,750
26,675,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	26,008,125
	TOTAL	172,141,881
	Banking—0.4%
19,025,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	20,689,688
3,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.750%, 11/18/2019	3,111,625
	TOTAL	23,801,313
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—1.8%
$3,025,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2023	$3,142,219
23,050,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	23,827,937
9,625,000	Building Materials Corp. of America, Sr. Unsecd. Note, 144A, 6.000%, 10/15/2025	10,096,240
19,300,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	19,251,750
3,371,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2023	3,459,489
21,875,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	20,480,469
1,400,000	Standard Industries, Inc., 144A, 5.500%, 2/15/2023	1,424,500
28,300,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	27,875,500
600,000	USG Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/1/2027	607,500
8,450,000	USG Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	8,587,312
	TOTAL	118,752,916
	Cable Satellite—8.2%
5,725,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	5,939,688
14,350,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	15,049,562
3,125,000	CCO Holdings LLC/Cap Corp., 5.250%, 9/30/2022	3,181,641
11,150,000	CCO Holdings LLC/Cap Corp., 5.750%, 9/1/2023	11,428,750
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,422,488
17,725,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,747,156
11,150,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,345,125
12,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 4/1/2024	13,194,846
12,525,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	13,041,656
1,525,000	CSC Holdings LLC, 144A, 5.375%, 7/15/2023	1,563,125
12,925,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	13,304,672
5,000,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,378,125
4,375,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.625%, 10/15/2025	4,659,375
13,825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	15,155,656
14,875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.750%, 7/15/2025	16,023,164
20,850,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	20,954,250
4,225,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.125%, 12/15/2021	4,246,125
23,725,000	CSC Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,499,147
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$11,450,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2024	$11,679,000
12,850,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	13,396,125
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,539,062
17,600,000		Charter Communications Holdings II, 5.750%, 1/15/2024	18,084,000
14,825,000		DISH DBS Corp., 5.000%, 3/15/2023	13,639,000
20,450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	17,714,812
11,075,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	9,939,812
2,600,000		Intelsat Jackson Holdings S.A., 144A, 8.000%, 2/15/2024	2,720,250
15,150,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	15,026,906
7,950,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	8,198,437
14,825,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	13,435,156
14,825,000		Sirius XM Radio, Inc., 144A, 4.625%, 5/15/2023	15,028,844
6,750,000		Sirius XM Radio, Inc., 144A, 6.000%, 7/15/2024	6,994,688
5,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,666,920
9,125,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2025	9,387,344
12,100,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,493,250
35,200,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	35,112,000
2,625,000		Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 144A, 5.000%, 1/15/2025	2,697,188
24,000,000		Unitymedia KabelBW GmbH, 144A, 6.125%, 1/15/2025	24,960,000
19,850,000		Virgin Media Secured Finance PLC, 144A, 5.250%, 1/15/2026	20,266,056
6,000,000		Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,165,180
17,325,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2025	17,758,125
1,425,000		Virgin Media, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2024	1,480,219
18,250,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	18,295,625
3,450,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 5.875%, 1/15/2025	3,467,250
16,750,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	16,498,750
		TOTAL	530,778,550
		Chemicals—2.1%
6,100,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	6,084,750
24,525,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	25,015,500
19,075,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	18,073,562
15,850,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 5.875%, 12/1/2025	16,305,688
25,175,000	[1,2]	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	20,077,062
25,400,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	24,709,120
3,450,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,454,313
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—continued
$21,875,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	$22,503,906
	TOTAL	136,223,901
	Construction Machinery—0.7%
15,925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	15,865,281
6,150,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	6,196,125
4,625,000	United Rentals North America, Inc., Sr. Unsecd. Note, 6.500%, 12/15/2026	4,960,312
3,475,000	United Rentals, Inc., 5.750%, 11/15/2024	3,580,988
7,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2025	7,499,550
4,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	4,362,313
3,400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,561,500
	TOTAL	46,026,069
	Consumer Cyclical Services—0.3%
20,350,000	GW Honos Security Corp., Sr. Unsecd. Note, 144A, 8.750%, 5/15/2025	19,285,695
	Consumer Products—1.6%
6,975,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	7,216,945
5,875,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2025	5,952,109
11,625,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	12,627,656
16,875,000	First Quality Finance Co., Inc., 144A, 4.625%, 5/15/2021	16,917,188
4,600,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 7/1/2025	4,588,500
20,625,000	Prestige Brands Holdings, Inc., 144A, 5.375%, 12/15/2021	20,831,250
31,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	32,810,938
	TOTAL	100,944,586
	Diversified Manufacturing—1.3%
4,400,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	4,587,000
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,789,500
10,475,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	10,527,375
21,414,000	Gates Global LLC, 144A, 6.000%, 7/15/2022	21,494,302
1,175,000	JPW Industries Holding Corp., Sr. Secd. Note, 144A, 9.000%, 10/1/2024	1,148,563
3,525,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	3,727,688
14,600,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	13,468,500
12,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	12,570,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Diversified Manufacturing—continued
$14,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	$14,968,312
	TOTAL	86,281,740
	Environmental—0.3%
18,300,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	18,620,250
	Finance Companies—2.5%
8,350,000	Avolon Holdings Funding Ltd., Sr. Unsecd. Note, 144A, 5.250%, 5/15/2024	8,749,380
5,775,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.125%, 10/1/2023	6,015,991
2,150,000	Avolon Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/15/2023	2,256,576
3,400,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	3,472,250
23,175,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	23,406,750
5,325,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	5,624,531
3,925,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	4,013,313
4,225,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,267,630
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	54,313
10,450,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	10,740,510
900,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2022	939,249
46,125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, 144A, 5.500%, 2/15/2024	48,621,746
37,750,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	38,505,000
6,350,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	6,183,312
	TOTAL	162,850,551
	Food & Beverage—2.5%
23,725,000	Anna Merger Subsidiary, Inc., 144A, 7.750%, 10/1/2022	3,796,000
10,825,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,149,750
13,575,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	13,850,572
3,000,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	3,052,500
10,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,269,219
26,075,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	25,682,571
5,700,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	5,814,000
19,300,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	19,300,000
6,925,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2025	7,115,438
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	7,565,922
30,525,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	31,440,750
20,975,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	21,525,594
	TOTAL	161,562,316
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—3.4%
$6,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	$6,337,500
10,700,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	11,128,000
7,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	7,349,625
30,500,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	29,890,000
12,800,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2025	13,280,480
3,900,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.000%, 9/15/2026	4,065,750
5,000,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	4,825,000
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,980,375
3,250,000	MGM Resorts International, 6.000%, 3/15/2023	3,477,500
10,200,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	10,145,940
9,250,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	9,562,188
12,000,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	12,750,000
16,500,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	16,231,875
9,075,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	8,984,250
23,425,000	Rivers Pittsburgh LP, 144A, 6.125%, 8/15/2021	23,776,375
24,175,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	25,413,969
17,325,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	17,065,125
11,375,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	11,175,937
	TOTAL	218,439,889
	Health Care—10.8%
7,425,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	7,536,375
21,925,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	22,802,000
27,650,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	25,507,125
6,925,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	7,243,117
26,175,000	Avantor, Inc., Sr. Unsecd. Note, 144A, 9.000%, 10/1/2025	28,530,750
13,550,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	13,245,125
2,050,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	1,998,750
7,775,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	7,911,063
16,650,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	10,978,594
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,322,406
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$23,750,000	Enterprise Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.750%, 10/15/2026	$22,443,750
1,350,000	HCA, Inc., 4.750%, 5/1/2023	1,411,955
9,200,000	HCA, Inc., 5.000%, 3/15/2024	9,750,905
10,700,000	HCA, Inc., 5.875%, 5/1/2023	11,503,570
24,675,000	HCA, Inc., 5.875%, 2/15/2026	26,579,663
2,575,000	HCA, Inc., 6.250%, 2/15/2021	2,706,969
4,500,000	HCA, Inc., 5.875%, 3/15/2022	4,814,133
5,500,000	HCA, Inc., Sr. Secd. Note, 6.500%, 2/15/2020	5,646,252
22,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,684,750
5,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	6,292,125
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	5,551,000
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	4,875,688
11,625,000	HCA, Inc., Sr. Unsecd. Note, 7.500%, 2/15/2022	12,816,563
14,725,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	15,093,125
23,625,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	24,717,656
15,650,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	16,002,125
38,075,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	38,368,177
55,775,000	Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 5/15/2022	55,077,812
21,350,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	21,323,313
26,925,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 5/15/2023	27,261,562
28,300,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, 144A, 8.125%, 11/1/2021	28,264,625
20,050,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 7/1/2025	18,746,750
48,675,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	41,617,125
5,375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,368,281
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,073,750
4,951,000	Teleflex, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2024	5,099,530
14,700,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	14,865,375
4,400,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,471,500
3,450,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.500%, 4/1/2021	3,514,688
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,065,675
22,900,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	23,443,875
9,800,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	9,959,250
20,675,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 10.375%, 3/1/2024	22,305,224
3,550,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	3,683,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$35,075,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	$34,110,437
	TOTAL	697,585,608
	Health Insurance—0.2%
10,300,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	10,776,375
5,100,000	WellCare Health Plans, Inc., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	5,353,980
	TOTAL	16,130,355
	Independent Energy—5.4%
4,575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	4,529,250
1,850,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	1,863,875
4,975,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	5,051,118
1,225,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	1,200,500
7,200,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	7,920,000
8,950,000	Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,849,312
12,768,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	13,179,130
6,850,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	7,038,375
9,625,000	Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	9,406,609
6,325,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	6,467,312
10,150,000	Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	10,543,312
1,900,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	1,885,750
10,175,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	10,095,508
4,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 1/15/2025	4,451,563
14,900,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.000%, 6/15/2027	14,643,385
24,975,000	Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	24,756,469
14,775,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	10,120,875
3,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	598,500
3,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	3,980,500
5,075,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	5,430,250
6,375,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	5,621,985
7,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	6,425,312
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$2,400,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	$2,322,000
4,425,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	3,838,688
7,625,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	7,691,719
6,175,000	Laredo Petroleum, 5.625%, 1/15/2022	5,850,812
4,275,000	Laredo Petroleum, Sr. Unsecd. Note, 6.250%, 3/15/2023	3,965,063
3,900,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,939,000
11,316,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	11,386,725
5,450,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	5,300,125
4,800,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,884,000
12,075,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	12,120,281
1,850,000	Parsley Energy LLC/Parsley Finance Corp., 144A, 6.250%, 6/1/2024	1,922,844
3,550,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	3,598,813
3,000,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	3,072,000
9,650,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	9,915,375
7,225,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	7,062,437
6,525,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	6,128,149
11,769,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	10,886,325
6,450,000	Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	6,299,263
875,000	Range Resources Corp., Sr. Unsecd. Note, 5.750%, 6/1/2021	905,378
4,225,000	SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	3,979,422
5,525,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	5,207,312
1,575,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,492,313
7,300,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	7,026,250
16,000,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.250%, 12/1/2025	15,283,040
13,500,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	13,736,250
2,750,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2022	921,250
10,900,000	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	1,689,500
3,650,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 9/15/2024	3,786,875
1,900,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	1,971,250
12,350,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.250%, 4/1/2023	12,674,187
9,475,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	9,463,346
	TOTAL	352,378,882
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—0.7%
$8,225,000		Anixter, Inc., Sr. Unsecd. Note, 144A, 6.000%, 12/1/2025	$8,759,625
22,000,000		Hillman Group, Inc., Unsecd. Note, 144A, 6.375%, 7/15/2022	20,460,000
9,775,000		KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	9,823,875
5,225,000		Resideo Funding, Inc., Sr. Unsecd. Note, 144A, 6.125%, 11/1/2026	5,420,937
		TOTAL	44,464,437
		Insurance - P&C—3.2%
7,350,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	7,699,125
22,275,000		Acrisure LLC, Sr. Unsecd. Note, 144A, 7.000%, 11/15/2025	20,270,250
19,850,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	20,098,125
4,725,000		Ardonagh Midco Three PLC, 144A, 8.625%, 7/15/2023	3,945,375
24,200,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	22,990,000
62,575,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	63,278,969
17,800,000		Kirs Midco 3 PLC, Sec. Fac. Bond, 144A, 8.625%, 7/15/2023	15,085,500
28,200,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2025	27,847,500
27,175,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	27,141,031
		TOTAL	208,355,875
		Leisure—0.6%
3,550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	3,558,875
23,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,359,300
10,975,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	10,947,562
		TOTAL	38,865,737
		Lodging—0.4%
15,550,000		Hilton Domestic Operations, Sr. Unsecd. Note, 144A, 5.125%, 5/1/2026	15,958,187
2,500,000		Hilton Domestic Operations, Sr. Unsecd. Note, 4.250%, 9/1/2024	2,509,625
9,525,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	9,763,125
		TOTAL	28,230,937
		Media Entertainment—4.7%
18,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	18,072,256
8,200,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	8,323,000
16,525,000		CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	17,144,687
13,450,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.000%, 3/1/2021	10,020,250
3,350,000		Clear Channel International BV, Sr. Unsecd. Note, 144A, 8.750%, 12/15/2020	3,442,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$2,075,000	Clear Channel Worldwide, Series A, 6.500%, 11/15/2022	$2,126,875
14,950,000	Clear Channel Worldwide, Series B, 6.500%, 11/15/2022	15,361,125
15,200,000	EMI Music Publishing Group North America Holdings, Inc., 144A, 7.625%, 6/15/2024	16,150,000
6,450,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	6,595,125
440,000	Gannett Co., Inc., 5.125%, 10/15/2019	442,200
10,000,000	Gannett Co., Inc., 6.375%, 10/15/2023	10,356,300
5,450,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	5,613,500
6,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,007,164
4,375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	4,462,500
19,375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	20,016,894
8,475,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,686,875
9,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	9,569,750
5,100,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,374,125
10,500,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2022	10,670,625
22,900,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 8/1/2024	23,305,330
13,425,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	13,425,806
9,200,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	9,131,000
14,475,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	14,669,833
9,850,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	9,529,875
12,550,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	12,691,188
26,475,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	26,978,025
12,900,000	Urban One, Inc., 144A, 7.375%, 4/15/2022	12,706,500
	TOTAL	301,872,933
	Metals & Mining—1.6%
16,425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	15,665,344
23,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	23,348,562
21,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	20,149,063
4,500,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	4,685,625
14,850,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	15,518,250
1,825,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.250%, 4/15/2023	1,856,938
5,875,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.500%, 10/1/2024	6,080,625
3,625,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.000%, 8/15/2040	3,849,509
11,625,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	12,680,404
	TOTAL	103,834,320
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—5.5%
$6,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	$6,944,063
3,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,221,063
5,850,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,069,375
15,300,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,063,623
7,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	8,158,528
16,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	16,953,820
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	698,250
21,200,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	20,590,500
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,493,500
15,825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	17,091,000
5,300,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.000%, 6/30/2024	5,955,875
19,625,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	20,091,094
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 5.625%, 10/1/2026	9,319,140
1,150,000	Energy Transfer Operating, Sr. Unsecd. Note, 5.875%, 1/15/2024	1,256,527
11,375,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	10,123,750
11,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.500%, 5/1/2021	10,455,875
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.750%, 1/15/2022	10,166,406
26,875,000	Holly Energy Partners LP, 144A, 6.000%, 8/1/2024	28,159,087
19,450,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	19,517,102
14,925,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	14,887,687
7,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	7,440,344
12,400,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	12,121,000
21,175,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	21,016,187
18,625,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	17,274,687
1,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2023	1,477,188
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	5,023,500
8,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	8,682,375
1,250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 7/15/2027	1,342,188
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$12,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	$12,459,744
5,950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	6,128,500
6,850,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	6,952,750
12,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	13,030,500
8,675,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	9,154,836
1,805,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.250%, 10/15/2022	1,861,406
3,050,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	3,215,844
2,675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	2,588,063
	TOTAL	359,985,377
	Oil Field Services—1.9%
2,400,000	Apergy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 5/1/2026	2,490,000
14,300,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	14,925,625
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	7,171,000
850,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	809,625
982,004	Precision Drilling Corp., Sr. Unsecd. Note, 6.500%, 12/15/2021	989,369
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	10,763,500
15,775,000	Sesi LLC, 7.125%, 12/15/2021	13,487,625
20,000,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	14,850,000
14,175,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	13,962,375
8,025,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.875%, 9/1/2027	8,486,438
19,200,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	20,232,000
2,225,000	Weatherford Bermuda, Sr. Unsecd. Note, 9.875%, 2/15/2024	1,568,625
7,250,000	Weatherford International Ltd., 7.000%, 3/15/2038	4,640,000
9,175,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.250%, 6/15/2023	6,376,625
1,825,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.800%, 6/15/2037	1,158,875
	TOTAL	121,911,682
	Packaging—5.7%
25,975,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	26,072,406
15,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	15,604,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$24,900,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 7.250%, 5/15/2024	$26,326,770
10,000,000	Berry Plastics Corp., 5.125%, 7/15/2023	10,187,500
14,950,000	Berry Plastics Corp., 5.500%, 5/15/2022	15,211,625
5,025,000	Berry Plastics Corp., 6.000%, 10/15/2022	5,188,313
17,550,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	17,495,595
45,300,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	44,280,750
10,075,000	Crown Americas LLC/Crown Americas Capital Corp VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,263,906
750,000	Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	733,125
42,050,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	39,737,250
21,150,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	19,874,655
5,400,000	Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,562,000
16,550,000	Multi-Color Corp., 144A, 6.125%, 12/1/2022	17,067,187
11,550,000	Multi-Color Corp., Sr. Unsecd. Note, 144A, 4.875%, 11/1/2025	12,026,437
825,000	Owens-Brockway Glass Container, Inc., 144A, 5.000%, 1/15/2022	847,688
9,175,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	9,392,906
3,525,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	3,701,250
10,825,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	11,555,688
27,350,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	28,324,344
21,344,598	Reynolds Group Issuer, Inc./LLC/LU, 5.750%, 10/15/2020	21,435,312
1,100,000	Reynolds Group, Sr. Unsecd. Note, 7.950%, 12/15/2025	1,133,000
5,375,000	Sealed Air Corp., 144A, 4.875%, 12/1/2022	5,569,844
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	1,980,750
5,000,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	5,262,500
18,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	16,921,875
	TOTAL	371,757,176
	Paper—0.4%
5,825,000	Clearwater Paper Corp., Sr. Note, 4.500%, 2/1/2023	5,664,813
20,479,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	18,840,680
	TOTAL	24,505,493
	Pharmaceuticals—4.0%
5,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,034,741
5,050,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,274,725
1,125,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 6.500%, 3/15/2022	1,165,781
7,200,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	7,605,000
6,486,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	6,534,645
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$11,303,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	$11,432,420
42,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	42,807,625
18,975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	20,718,328
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,418,219
6,350,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	7,080,250
13,100,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, 144A, 7.625%, 5/15/2022	13,181,875
14,299,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 7/15/2023	11,725,180
28,200,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2025	21,643,500
46,850,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 6.375%, 8/1/2023	47,904,125
39,700,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	28,782,500
16,675,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	13,089,875
	TOTAL	257,398,789
	Refining—0.4%
26,525,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.500%, 11/1/2022	27,088,656
	Restaurants—1.0%
34,225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	34,011,094
10,375,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	10,245,312
8,850,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	8,809,113
1,925,000	Performance Food Group, Inc., 144A, 5.500%, 6/1/2024	1,951,469
5,500,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	5,637,500
6,850,000	Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	7,081,187
	TOTAL	67,735,675
	Retailers—0.9%
3,875,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 3/15/2023	3,448,750
925,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.625%, 5/15/2024	938,875
8,550,000	Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	8,603,438
11,450,000	Michaels Stores, Inc., 144A, 5.875%, 12/15/2020	11,487,212
17,000,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.125%, 8/15/2023	17,297,500
17,675,000	Party City Holdings, Inc., Sr. Unsecd. Note, 144A, 6.625%, 8/1/2026	17,564,885
	TOTAL	59,340,660
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—0.9%
$6,450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	$6,869,250
39,450,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	39,351,375
9,525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	9,870,281
	TOTAL	56,090,906
	Technology—8.4%
27,550,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	27,687,750
675,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.000%, 9/1/2025	695,250
13,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	14,201,062
6,400,000	CommScope Technologies Finance LLC, 144A, 6.000%, 6/15/2025	6,524,160
28,700,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	30,363,337
10,675,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	11,128,688
4,900,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	5,040,875
30,075,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	30,554,095
9,375,000	First Data Corp., 144A, 5.375%, 8/15/2023	9,608,438
41,150,000	First Data Corp., 144A, 5.750%, 1/15/2024	42,564,531
6,950,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 5.125%, 4/1/2025	7,135,704
29,900,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 8.625%, 11/15/2024	27,956,500
25,875,000	Infor Software Parent, Inc., 144A, 7.125%, 5/1/2021	26,036,719
32,625,000	Infor US, Inc., 6.500%, 5/15/2022	33,328,395
25,725,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 7.125%, 7/15/2023	26,432,437
26,300,000	JDA Escrow LLC / JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	27,450,625
6,375,000	NCR Corp., 6.375%, 12/15/2023	6,566,250
2,550,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	2,537,250
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.000%, 7/15/2022	7,647,500
4,175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,221,969
13,750,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	14,076,563
11,800,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.000%, 7/1/2024	12,124,500
15,175,000	Riverbed Technology, Inc., Sr. Unsecd. Note, 144A, 8.875%, 3/1/2023	10,622,500
17,725,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	18,212,437
1,525,000	Sabre GLBL, Inc., 144A, 5.250%, 11/15/2023	1,563,125
4,975,000	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	5,111,813
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,725,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$5,475,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	$5,810,344
5,725,000	Solera LLC/Solera Finance, Inc., 144A, 10.500%, 3/1/2024	6,240,250
7,650,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	7,965,754
32,625,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	34,174,687
13,800,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	13,662,000
41,325,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	42,409,781
2,725,000	Vantiv LLC, Sr. Unsecd. Note, 144A, 4.375%, 11/15/2025	2,810,156
18,150,000	Western Digital Corp., Sr. Unsecd. Note, 4.750%, 2/15/2026	17,560,125
	TOTAL	541,750,820
	Utility - Electric—2.4%
10,950,000	Calpine Corp., 144A, 5.250%, 6/1/2026	11,004,750
1,875,000	Calpine Corp., 144A, 5.875%, 1/15/2024	1,917,188
18,125,000	Calpine Corp., 5.750%, 1/15/2025	17,989,062
1,625,000	Calpine Corp., Bond, 144A, 6.000%, 1/15/2022	1,647,344
23,925,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.500%, 11/1/2021	24,971,719
13,775,000	NRG Energy, Inc., 6.250%, 5/1/2024	14,244,383
12,700,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	13,636,625
9,850,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	10,761,125
5,100,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,419,872
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	1,763,906
22,625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	22,398,750
6,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 6.625%, 6/15/2025	7,288,812
1,500,000	Vistra Energy Corp., Sr. Unsecd. Note, 5.875%, 6/1/2023	1,535,625
6,525,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	6,737,063
13,225,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	13,621,750
	TOTAL	154,937,974
	Wireless Communications—3.8%
5,625,000	Altice France SA, 144A, 8.125%, 2/1/2027	5,892,188
28,675,000	Altice Luxembourg SA, Sr. Unsecd. Note, 144A, 7.625%, 2/15/2025	26,909,767
4,323,000	Digicel Group One Ltd., 144A, 8.250%, 12/30/2022	2,879,118
4,077,000	Digicel Group Two Ltd., Sr. Unsecd. Note, 144A, 8.250%, 9/30/2022	1,610,415
46,825,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	47,556,641
17,725,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,004,922
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$24,850,000	Sprint Corp., 7.125%, 6/15/2024	$24,966,484
21,650,000	Sprint Corp., 7.875%, 9/15/2023	22,570,125
22,150,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	22,426,875
7,650,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	7,661,858
6,000,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	6,052,500
1,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,688,249
10,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	10,605,937
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,140,781
2,200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,323,090
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	1,675,781
3,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	3,191,063
9,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,536,222
11,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2024	11,905,312
8,275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	8,872,455
	TOTAL	243,469,783
	TOTAL CORPORATE BONDS (IDENTIFIED COST $5,985,406,793)	5,956,132,513
	INVESTMENT COMPANIES—7.4%
232,041,478	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[3]	232,087,886
39,061,976	High Yield Bond Portfolio	245,309,210
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $487,773,199)	477,397,096
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $6,473,179,992)[4]	6,433,529,609
	OTHER ASSETS AND LIABILITIES - NET—0.7%[5]	48,310,530
	TOTAL NET ASSETS—100%	$6,481,840,139
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	185,125,912	49,964,009	235,089,921
Purchases/Additions	844,102,145	—	844,102,145
Sales/Reductions	(797,186,579)	(10,902,033)	(808,088,612)
Balance of Shares Held 4/30/2019	232,041,478	39,061,976	271,103,454
Value	$232,087,886	$245,309,210	$477,397,096
Change in Unrealized Appreciation/Depreciation	$29,228	$(11,286,404)	$(11,257,176)
Net Realized Gain/(Loss)	$(19,700)	$16,316,240	$16,296,540
Dividend Income	$1,817,506	$8,240,770	$10,058,276
1	Non-income-producing security.
2	Issuer in default.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $6,470,233,636.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,956,132,513	$—	$5,956,132,513
Investment Companies[1]	232,087,886	—	—	477,397,096
TOTAL SECURITIES	$232,087,886	$5,956,132,513	$—	$6,433,529,609
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $245,309,210 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.56	$10.09	$9.84	$9.61	$10.18	$10.26
Income From Investment Operations:
Net investment income	0.28	0.56	0.56	0.57	0.59	0.61[1]
Net realized and unrealized gain (loss)	0.26	(0.52)	0.25	0.23	(0.55)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.54	0.04	0.81	0.80	0.04	0.57
Less Distributions:
Distributions from net investment income	(0.29)	(0.57)	(0.56)	(0.57)	(0.59)	(0.63)
Distributions from net realized gain	—	—	—	—	(0.02)	(0.02)
TOTAL DISTRIBUTIONS	(0.29)	(0.57)	(0.56)	(0.57)	(0.61)	(0.65)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.81	$9.56	$10.09	$9.84	$9.61	$10.18
Total Return[3]	5.79%	0.39%	8.38%	8.76%	0.47%	5.72%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.97%[4]	5.66%	5.62%	6.01%	5.81%	5.90%
Expense waiver/reimbursement[5]	0.05%[4]	0.06%	0.08%	0.08%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,447,384	$5,037,890	$5,588,643	$5,411,907	$4,276,989	$3,552,316
Portfolio turnover	12%	22%	23%	23%	24%	21%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2019	Year Ended October 31,		Period Ended 10/31/2016[1]
		2018	2017
Net Asset Value, Beginning of Period	$9.56	$10.10	$9.84	$9.44
Income From Investment Operations:
Net investment income	0.28	0.56	0.55	0.19
Net realized and unrealized gain (loss)	0.27	(0.53)	0.27	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.55	0.03	0.82	0.59
Less Distributions:
Distributions from net investment income	(0.29)	(0.57)	(0.56)	(0.19)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$9.82	$9.56	$10.10	$9.84
Total Return[3]	5.90%	0.30%	8.49%	6.27%
Ratios to Average Net Assets:
Net expenses	0.48%[4]	0.48%	0.49%	0.48%[4]
Net investment income	5.95%[4]	5.67%	5.56%	5.75%[4]
Expense waiver/reimbursement[5]	0.02%[4]	0.02%	0.03%	0.04%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,034,456	$1,491,634	$1,272,467	$46,470
Portfolio turnover	12%	22%	23%	23%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $477,397,096 of investment in affiliated holdings (identified cost $6,473,179,992)		$6,433,529,609
Income receivable		100,652,459
Income receivable from affiliated holdings		2,098,293
Receivable for investments sold		1,637,225
Receivable for shares sold		17,468,629
TOTAL ASSETS		6,555,386,215
Liabilities:
Payable for investments purchased	$29,306,292
Payable for shares redeemed	38,227,465
Income distribution payable	5,499,379
Payable for investment adviser fee (Note 5)	67,613
Payable for administrative fees (Note 5)	14,113
Accrued expenses (Note 5)	431,214
TOTAL LIABILITIES		73,546,076
Net assets for 660,654,851 shares outstanding		$6,481,840,139
Net Assets Consist of:
Paid-in capital		$6,557,729,467
Total distributable earnings (loss)		(75,889,328)
TOTAL NET ASSETS		$6,481,840,139
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,447,383,817 ÷ 555,262,602 shares outstanding), no par value, unlimited shares authorized		$9.81
Offering price per share		$9.81
Redemption proceeds per share (98.00/100 of $9.81)		$9.61
Class R6 Shares:
Net asset value per share ($1,034,456,322 ÷ 105,392,249 shares outstanding), no par value, unlimited shares authorized		$9.82
Offering price per share		$9.82
Redemption proceeds per share (98.00/100 of $9.82)		$9.62
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2019 (unaudited)
Investment Income:
Interest			$193,484,728
Dividends from affiliated holdings*			10,058,276
TOTAL INCOME			203,543,004
Expenses:
Investment adviser fee (Note 5)		$12,603,170
Administrative fee (Note 5)		2,514,107
Custodian fees		100,473
Transfer agent fee (Note 2)		1,360,074
Directors'/Trustees' fees (Note 5)		24,650
Auditing fees		18,536
Legal fees		5,359
Portfolio accounting fees		104,594
Share registration costs		56,818
Printing and postage		140,666
Miscellaneous (Note 5)		32,042
TOTAL EXPENSES		16,960,489
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(642,606)
Reimbursement of other operating expenses (Notes 2 and 5)	(790,665)
TOTAL WAIVER AND REIMBURSEMENTS		(1,433,271)
Net expenses			15,527,218
Net investment income			188,015,786
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $16,296,540 on sales of investments in affiliated holdings*)			20,038,698
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(11,257,176) of investments in affiliated holdings*)			147,948,566
Net realized and unrealized gain (loss) on investments			167,987,264
Change in net assets resulting from operations			$356,003,050
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2019	Year Ended 10/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$188,015,786	$383,613,452
Net realized gain	20,038,698	29,873,853
Net change in unrealized appreciation/depreciation	147,948,566	(397,110,666)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	356,003,050	16,376,639
Distributions to Shareholders:
Institutional Shares	(154,548,600)	(306,997,464)
Class R6 Shares	(39,601,657)	(84,892,027)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(194,150,257)	(391,889,491)
Share Transactions:
Proceeds from sale of shares	1,422,249,023	2,512,605,467
Net asset value of shares issued to shareholders in payment of distributions declared	160,262,482	322,340,808
Cost of shares redeemed	(1,792,579,249)	(2,791,852,069)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(210,067,744)	43,094,206
Redemption Fees	530,645	833,636
Change in net assets	(47,684,306)	(331,585,010)
Net Assets:
Beginning of period	6,529,524,445	6,861,109,455
End of period	$6,481,840,139	$6,529,524,445
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2019 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,433,271 is disclosed in various locations in this Note 2 and Note 5.
Semi-Annual Shareholder Report

For the six months ended April 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$1,294,956	$(790,665)
Class R6 Shares	65,118	—
TOTAL	$1,360,074	$(790,665)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	111,680,770	$1,067,649,647	170,387,736	$1,676,027,823
Shares issued to shareholders in payment of distributions declared	13,362,452	127,807,614	25,339,868	248,208,892
Shares redeemed	(96,856,357)	(919,171,156)	(222,325,154)	(2,180,527,610)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	28,186,865	$276,286,105	(26,597,550)	$(256,290,895)

	Six Months Ended 4/30/2019		Year Ended 10/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	37,240,092	$354,599,376	84,759,865	$836,577,644
Shares issued to shareholders in payment of distributions declared	3,403,423	32,454,868	7,565,615	74,131,916
Shares redeemed	(91,225,240)	(873,408,093)	(62,358,410)	(611,324,459)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(50,581,725)	$(486,353,849)	29,967,070	$299,385,101
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(22,394,860)	$(210,067,744)	3,369,520	$43,094,206
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares and Class R6 Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2019 and for year ended October 31, 2018, the redemption fees for Institutional Shares amounted to $422,757 and $653,880, respectively. For the six months ended April 30, 2019 and for year ended October 31, 2018, the redemption fees for Class R6 Shares amounted to $107,888 and $179,756, respectively.
4. FEDERAL TAX INFORMATION
At April 30, 2019, the cost of investments for federal tax purposes was $6,470,233,636. The net unrealized depreciation of investments for federal tax purposes was $36,704,027. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $123,276,398 and net unrealized depreciation from investments for those securities having an excess of cost over value of $159,980,425.
At October 31, 2018, the Fund had a capital loss carryforward of $58,461,511 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$60,807	$58,400,704	$58,461,511
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended April 30, 2019, the Adviser voluntarily waived $597,657 of its fee and voluntarily reimbursed $790,665 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2019, the Adviser reimbursed $44,949.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2019, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2020; or (b) the date of the
Semi-Annual Shareholder Report

Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $4,961,609 and $3,015,000, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2019, were as follows:
Purchases	$720,042,771
Sales	$961,368,135
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2019, the Fund had no outstanding loans. During the six months ended April 30, 2019, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds.
As of April 30, 2019, there were no outstanding loans. During the six months ended April 30, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,057.90	$2.50
Class R6 Shares	$1,000	$1,059.00	$2.45
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.46
Class R6 Shares	$1,000	$1,022.40	$2.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the
Semi-Annual Shareholder Report

compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
28539 (6/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 24, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 24, 2019